Earnings Per Share (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Line Items]
Basic	11,526,277	8,892,303	9,193,101	6,936,452
Effect of exercise of options and Warrants			598,392	641,109
Diluted	11,526,277	9,478,787	9,791,493	7,577,561
Warrant [Member]
Earnings Per Share Basic And Diluted [Line Items]
Effect of exercise of options and Warrants	0	4,644
Employee Stock Option [Member]
Earnings Per Share Basic And Diluted [Line Items]
Effect of exercise of options and Warrants	0	581,840